Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Accrued Expenses
Note 11 – Accrued Expenses

Accrued expenses include liabilities for unpaid payroll taxes along with an estimate of related interest and penalties. In April 2011, the IRS placed a Federal tax lien of approximately $179,000 against the Company in connection with a portion of these unpaid payroll taxes. Additional Federal and State tax liens could be imposed. The Company is currently in discussions with the IRS to implement an installment payment plan.

Accrued expenses consist of the following:

	September 30,	December 31,
	2011	2010
	(unaudited)

Accrued commissions	$2,211	$27,890
Accrued payroll	263,834	95,067
Accrued payroll taxes [1]	567,289	297,622
Accrued vacation	128,997	134,251
Other accrued expenses	21,162	34,935

	$983,493	$589,765

[1] - includes accrual for interest and penalties

Note 6 - Accrued Expenses

Accrued expenses consist of the following:

	December 31,
	2010	2009
Accrued commissions	$27,890	$11,118
Accrued payroll	95,067	82,935
Accrued payroll taxes(1)	297,622	-
Accrued vacation	134,251	110,201
Other accrued expenses	34,935	14,786

Total accrued expenses	$589,765	$219,040

(1)	Includes accrual for interest and penalties.

Accrued expenses include liabilities for unpaid payroll taxes along with an estimate of related interest and penalties. In April 2011, the IRS placed a Federal tax lien of approximately $179,000 against the Company in connection with a portion of these unpaid payroll taxes. Additional Federal and State tax liens could be imposed. The Company is currently in discussions with the IRS to implement an installment payment plan.